As filed with the Securities and Exchange Commission on May 17, 2013
1933 Act Registration No. 002-88566
1940 Act Registration No. 811-04255

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	69	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	69	[ X ]

 (Check appropriate box or boxes)

Neuberger Berman Advisers Management Trust

 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
on pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on _______________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on _______________ pursuant to paragraph (a)(2)
on _______________ pursuant to paragraph (a)(3)

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission on April 30, 2013, in Post-Effective Amendment No. 68 to the Registrant’s registration statement:

Class I of Balanced Portfolio, Growth Portfolio, Guardian Portfolio, Large Cap Value Portfolio, Mid-Cap Growth Portfolio, Mid-Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio and Socially Responsive Portfolio

Class S of Guardian Portfolio, International Equity Portfolio, International Large Cap Portfolio, Mid-Cap Growth Portfolio, Mid-Cap Intrinsic Value Portfolio, Real Estate Portfolio, Small Cap Growth Portfolio and Socially Responsive Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 17th day of May, 2013.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

              Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 69 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	May 17, 2013
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	May 17, 2013
John M. McGovern
/s/ Joseph V. Amato	Trustee	May 17, 2013
Joseph V. Amato*
/s/ Faith Colish	Trustee	May 17, 2013
Faith Colish*
/s/ Martha C. Goss	Trustee	May 17, 2013
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	May 17, 2013
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	May 17, 2013
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	May 17, 2013
George W. Morriss*

/s/ Jack L. Rivkin	Trustee	May 17, 2013
Jack L. Rivkin*

Signature	Title	Date
/s/ Tom D. Seip	Chairman of the Board and Trustee	May 17, 2013
Tom D. Seip*
/s/ Candace L. Straight	Trustee	May 17, 2013
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	May 17, 2013
Peter P. Trapp*
*Signatures affixed by Arthur C. Delibert on May 17, 2013 pursuant to a power of attorney filed with Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-88566 and 811-04255, on February 28, 2013.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
EXHIBIT INDEX

Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase